INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income tax expense
The expense for income taxes for the year ended December 31, 2021 consisted of the following:

Year Ended December 31, 2021
Current:
Federal	$—
State and local	40

40

Deferred:
Federal	—
State and local	—

—

Income tax expense	$40

Loss before income taxes after the Reverse Recapitalization	$(7,093)
Effective income tax rate	(0.6)%

Schedule of reconciliation of income tax expense
A reconciliation of income tax expense with amounts computed at the federal statutory tax rate is as follows:

Year Ended December 31, 2021
Computed tax (21%)	$(1,489)
Partnership outside basis adjustments	(8,827)
Income tax benefit attributable to NCI	797
Change in valuation allowance	9,812
State income tax benefit, net of effect on federal tax	(190)
Other, net (none in excess of 5% of computed tax)	(63)

Income tax expense	$40

Schedule of non-current deferred tax assets (liabilities)
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.
Non-current
deferred tax assets (liabilities) were as follows:

	December 31, 2021
	Assets	Liabilities	Net
Investment in Nerdy LLC (a)	$54,527	$—	$54,527
Net operating loss and credit carryforwards	5,829	—	5,829
Other items	127	—	127

Total gross deferred income taxes	60,483	—	60,483
Valuation allowance	(60,483)	—	(60,483)

Total deferred taxes	$—	$—	$—

(a)
The Company’s deferred tax asset for investment in partnership relates to excess tax outside basis over financial reporting outside basis in Nerdy LLC, which is treated as a partnership for U.S. federal income tax purposes.

Summary of valuation allowance
The following table summarizes changes to the Company’s valuation allowance for the year ended December 31, 2021.

Year Ended December 31, 2021
Balance, beginning of year	$—
Reverse Recapitalization (a)	(50,671)
Change in valuation allowance	(9,812)

Balance, end of year	$(60,483)

(a)	The initial recognition of the Company’s valuation allowance in connection with the Reverse Recapitalization was recorded to “Additional paid-in capital” on the Consolidated Balance Sheet.